Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Numerator:
Net income (loss)	$ 4,928	$ 5,438	$ (8,632)
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,937
Income (loss) per common share	$ 0.27	$ 0.30	$ (0.48)
Numerator:
Net income (loss)	$ 4,928	$ 5,438	$ (8,632)
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,937
Dilutive effect of stock options and warrants	457
Weighted-average common shares outstanding - diluted	18,418	17,961	17,937
Diluted income (loss) per common share	$ 0.27	$ 0.30	$ (0.48)